RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Apr. 30, 2020
Related Party Transaction [Line Items]
Advances from related party			$ 190
Compensation to related parties		$ 299	297
Face amount		$ 3,450	$ 965		$ 1,700
Mr. Willer
Related Party Transaction [Line Items]
Agreed settlement of indebtedness from related party	$ 375
Number of shares owed to related party	1,000,000
Agreed number of reduction in common shares as a part of settlement	250,000
Loan Facility
Related Party Transaction [Line Items]
Face amount				$ 6,500